Note 12 - Equity Incentive Schemes (Details Textual) - AUD ($)		6 Months Ended	12 Months Ended
	May 08, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expense			$ 101,721	$ 198,356
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Shares Issued upon Exercise	1		1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	13,849,567		0	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number			9,069,334	11,650,300
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		16,666,667
Entitlement Offer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		66,666,667
Viburnum Funds Pty Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			97,182,901	0
Viburnum Funds Pty Ltd [Member] | Entitlement Offer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		29,289,424
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			3 years
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total			$ 0	$ 0
Options Awarded as Underwriting Fee [Member] | Viburnum Funds Pty Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		13,849,567
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			750,000	0
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			$ 4,959,552	$ 5,158,773
Performance Shares [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			4 years
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expense			$ 101,721	$ 142,130